Condensed consolidated statement of changes in equity (Parenthetical) £ in Millions, shares in Millions, $ in Millions	1 Months Ended			3 Months Ended	6 Months Ended
	Apr. 30, 2022 shares	Mar. 31, 2022 GBP (£) £ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2022 GBP (£) shares	Jun. 30, 2022 GBP (£)
Loss recognised on reclassification between equity and liabilities | £					£ 254.0
Main Scheme
Employer contributions | £					500.0
Decrease in equity | £					£ 365.0
AT1 capital notes
Issue of AT1 capital notes | $			$ 750
UK Government Investments Ltd (UKGI)
Purchase price per share | £ / shares		£ 220.5
UK Government Investments Ltd (UKGI)
Ordinary shares acquired | shares		549.9
Value of purchased ordinary shares | £		£ 1,220.0
Number of purchased ordinary shares cancelled | shares		549.9
On Market Share Buyback Programme
Number of shares repurchased and cancelled | shares				345.6
Total consideration of repurchased and cancelled shares excluding fees | £				£ 756.7
Number of shares bought back | shares				345.6
Number of shares settled and cancelled | shares	10.7